Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Released, less amortization and impairment
Predominantly monetized with other contents	¥ 4,444,887	$ 626,049	¥ 3,725,252
Predominantly monetized on its own	61,516	8,664	89,987
Predominantly monetized with other contents and on its own, Released	4,506,403	634,713	3,815,239
In production, less impairment
Predominantly monetized with other contents	7,630,099	1,074,677	7,675,787
Predominantly monetized on its own	244,787	34,478	660,197
Predominantly monetized with other contents and on its own, Production	7,874,886	1,109,155	8,335,984
In development, less impairment
Predominantly monetized with other contents	946,586	133,324	815,863
Predominantly monetized on its own	49,110	6,917	34,818
Predominantly monetized with other contents and on its own, Development	995,696	140,241	850,681
Film monetized on its own and film monetized in film group costs	¥ 13,376,985	$ 1,884,109	¥ 13,001,904